Bank Borrowings	6 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 10 - Bank Borrowings

Borrowings primarily consist of loans denominated in Renminbi, and U.S. dollars. Bank borrowings are secured over certain buildings and certain land use rights. The bank borrowings are guaranteed by a number of unrelated parties, and Mr. Chao Xin, our Chief Executive Officer, Chairman and a shareholder of the Company.

The Bank borrowings as of December 31, 2017 and June 30, 2017 were $70,639,407 and $66,414,123, respectively.